Note 7 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 7 - Commitments and Contingencies

NOTE 7 - COMMITMENTS AND CONTINGENCIES

(a) Lease Commitments

The Company leases its office space in Ha-Nam City in Korea which expires on December 31, 2016. The minimum obligations under such commitments for the period ending March 31, 2016 through December 31, 2018 are listed on the table below.

	For the Year	Amount
	Ending

2016		$165,620
2017		101,249
2018	and beyond	0

	Total Commitment	$266,869

(b) Strategic Investment

On November 10, 2012, the Company and PDI C&D/RDC SPRL Inc. ("PDI"), an affiliate of PDI Global LLC, a major architectural design company in the U.S., signed a contract to supply an independent solar power system grafted with the Company's E-Box power storage device for a housing project in the Democratic Republic of the Congo ("DRC"). The Company had a commitment to raise $1,000,000 to fulfill its part of the contract for strategic investment. This investment was impaired in full as of December 31, 2014 as due to unavoidable political/regional instability in the DRC, the contract with PDI was unable to be fulfilled and as of May 2015, the contract was terminated.

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NOTE 7 - COMMITMENTS AND CONTINGENCIES

(a) Lease Commitments

The Company leases its office space in Ha-Nam City in Korea which expires on December 31, 2016. The minimum obligations under such commitments for the years ending December 31, 2015 through December 31, 2018 are listed on the table below.

For the Year		Amount
Ending

2016		$220,827
2017		101,249
2018	and beyond	0

Total Commitment		$322,076

(b) Strategic Investment

On November 10, 2012, the Company and PDI C&D/RDC SPRL Inc. ("PDI"), an affiliate of PDI Global LLC, a major architectural design company in the U.S., signed a contract to supply an independent solar power system grafted with the Company's E-Box power storage device for a housing project in the Democratic Republic of the Congo ("DRC"). The Company had a commitment to raise $1,000,000 to fulfill its part of the contract for strategic investment. This investment was impaired in full as of December 31, 2014 as due to unavoidable political/regional instability in the DRC, the contract with PDI was unable to be fulfilled and as of May 2015, the contract was terminated.